Employees Salary and Related Costs - Schedule of Employees Salary and Related Costs (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Employees Salary and Related Costs [Abstract]
Director fees	RM 212,633	$ 47,510
Director salaries	556,692	124,387	427,875	378,000
Admin salaries	2,261,769	505,367	1,837,873	1,299,412
Technical staff salaries	3,036,224	678,410	2,462,096	213,130
Total	6,067,318	1,355,674	4,727,844	1,890,542
Director related expenses	281,941	62,997	181,116	149,742
Admin related expenses	1,250,196	279,342	786,795	390,268
Technical staff related expenses	1,449,449	323,863	1,182,943	1,954,406
Total	RM 2,981,586	$ 666,202	RM 2,150,854	RM 2,494,416